Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2020	$145,750
2021	88,265
2022	72,877
2023	34,972
2024	35,067
Thereafter	37,175
Total minimum lease revenue, net of commissions	$414,106